Equity-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Equity-Based Compensation
Summary of non-cash equity-based compensation expense included in the Company's statement of operations

	Six Months Ended June 30,
	2012	2013
Cost of revenue	$—	$165
Sales and marketing	—	507
Product development	—	584
General and administrative	2,157	1,314

Total	$2,157	$2,570

	Year Ended December 31,
	2010	2011	2012
Cost of revenue	$—	$—	$219
Sales and marketing	—	—	783
Product development	—	—	1,696
General and administrative	1,114	2,122	7,687

Total	$1,114	$2,122	$10,385

VAR Plan
Equity-Based Compensation
Summary of the Company's stock option activity

	Plan Options	Weighted Average Exercise Price
Options outstanding at December 31, 2012	1,692,282	$16.11
Options granted	293,100	42.07
Options exercised	(105,313)	15.34
Options cancelled or forfeited	(34,745)	18.93

Options outstanding at June 30, 2013	1,845,324	$20.23

Vested and exercisable at June 30, 2013	560,372	$15.43

	Plan Options/Units	Weighted Average Exercise Price
Units outstanding at December 31, 2010	—	$—
Units granted	1,370,500	15.08
Units exercised	—	—
Units cancelled or forfeited	(26,000)	14.21

Units outstanding at December 31, 2011	1,344,500	$15.10
Options/Units granted	418,000	19.38
Options/Units exercised	—	—
Options/Units cancelled or forfeited	(70,218)	21.15

Options outstanding at December 31, 2012	1,692,282	$16.11

Schedule of weighted average assumptions used in the fair value calculation

	Six Months Ended June 30,
	2012	2013
Expected term (in years)	5.2 - 6.3	6.3
Volatility	49%	49%
Risk-free interest rate	1.1 - 1.6%	1.0 - 1.5%
Dividend yield	0%	0%

	Year Ended December 31, 2011	Year Ended December 31, 2012
Expected term (in years)	5.5–6.6	5.2–6.3
Volatility	44%–47%	49%
Risk-free interest rate	1.4%–2.9%	1.0%–1.6%
Dividend yield	0%	0%